Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term debt, Principal payments
Twelve month periods ending	Amount
December 31, 2020	$150,350
December 31, 2021	144,621
December 31, 2022	166,764
December 31, 2023	361,263
December 31, 2024	116,272
December 31, 2025 and thereafter	186,767
Total Long term debt	$1,126,037
Unamortized debt issuance costs	(15,098)
Total Long term debt, net	$1,110,939
Current portion of long term debt	150,350
Long term debt, net	960,589

Interest and finance costs
	Years ended December 31,
	2017	2018	2019
Interest on financing agreements	$48,814	$69,977	$81,393
Less: Interest capitalized	(2,423)	(1,753)	(1,018)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	852	(3)	-
Amortization of debt issuance costs	2,660	3,253	5,590
Other bank and finance charges	555	2,241	1,652
Interest and finance costs	$50,458	$73,715	$87,617